UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09613

Name of Fund:	Legg Mason Opportunity Trust
Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason Wood Walker, Incorporated
100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: 12/31/2005

Date of reporting period: 3/31/2005

Item 1 — Schedule of Investments

Portfolio of Investments

Legg Mason Opportunity Trust

March 31, 2005 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stock and Equity Interests — 100.9%
Consumer Discretionary — 27.7%
Engineering and Contracting Services — 0.9%
Foster Wheeler Ltd.	2,174	$37,826	A

Hotels, Restaurants and Leisure — 0.7%
Pinnacle Entertainment, Inc.	1,800	30,060	B

Household Durables — 7.6%
Centex Corporation	1,200	68,724
Lennar Corporation	1,500	85,020
Pulte Homes, Inc.	1,100	80,993
The Ryland Group, Inc.	1,200	74,424

		309,161

Internet and Catalog Retail — 14.0%
Amazon.com, Inc.	6,500	222,755	B
Ask Jeeves, Inc.	3,000	84,240	A,B
InterActiveCorp	8,500	189,295	B
Netflix Inc.	7,300	79,205	A,B

		575,495

Leisure Equipment and Products — 0.7%
Jarden Corporation	581	26,638	B

Media — 3.8%
Gemstar-TV Guide International, Inc.	10,000	43,500	B
XM Satellite Radio Holdings Inc.	3,600	113,400	B

		156,900

Consumer Staples — 1.5%
Beverages — 1.5%
Cott Corporation	2,500	60,575	B

Portfolio of Investments — Continued

Legg Mason Opportunity Trust — Continued

	Shares/Par	Value

Energy — 3.2%
Oil and Gas — 3.2%
Syntroleum Corporation	7,000	$85,680	A,B
Tidewater Inc.	1,200	46,632

		132,312

Financials — 16.2%
Capital Markets — 3.4%
Ameritrade Holding Corporation	8,000	81,680	B
Friedman, Billings, Ramsey Group, Inc.	3,700	58,719

		140,399

Consumer Finance — 10.5%
AmeriCredit Corp.	11,000	257,840	A,B
Providian Financial Corporation	10,000	171,600	B

		429,440

Diversified Financials — 0.9%
Fieldstone Investment Corporation	2,667	38,725	A

Insurance — 1.4%
UnumProvident Corporation	3,300	56,166

Health Care — 6.4%
Biotechnology — 1.7%
MedImmune, Inc.	3,000	71,430	B

Health Care Providers and Services — 0.9%
WebMD Corporation	4,150	35,275	B

Pharmaceuticals — 3.8%
Sepracor Inc.	2,700	155,007	B

	Shares/Par	Value

Industrials — 13.3%
Airlines — 0.9%
JetBlue Airways Corporation	1,900	$36,176	B

Commercial Services and Supplies — 3.7%
Career Education Corporation	2,200	75,372	B
Cendant Corporation	3,700	75,998

		151,370

Industrial Conglomerates — 7.0%
Tyco International Ltd.	8,500	287,300

Machinery — 1.7%
Pentair, Inc.	1,800	70,200

Information Technology — 11.1%
Communications Equipment — 1.0%
UTStarcom, Inc.	3,858	42,240	B

Internet Software and Services — 8.8%
Netease.com Inc. – ADR	2,000	96,420	B
SINA Corp.	2,100	65,226
VeriSign, Inc.	4,500	129,150	B
Yahoo! Inc.	2,000	67,800	B

		358,596

Software — 1.3%
Computer Associates International, Inc.	2,000	54,200

Limited Partnerships — 2.5%
Arience Capital Partners I, LP	50,000	64,225	B,C
Hygrove Capital Fund	15,000	16,881	B,C
Omega Capital Partners Limited	15,000	21,630	B,C

		102,736

Portfolio of Investments — Continued

Legg Mason Opportunity Trust — Continued

	Shares/Par		Value

Materials — 2.4%
Building (Cement) — 1.0%
Cemex S.A. de C.V. – ADR	1,108		$40,158

Metals and Mining — 1.4%
Freeport-McMoRan Copper & Gold, Inc.	1,089		43,131
Mittal Steel Company NV	500		16,175	B

			59,306

Telecommunication Services — 13.4%
Diversified Telecommunication Services — 5.5%
Cincinnati Bell Inc.	2,633		11,189	B
Level 3 Communications, Inc.	35,000		72,100	A,B
MCI Inc.	4,550		113,386
RCN Corporation	684		13,607	B
Tellabs, Inc.	2,000		14,600	B

			224,882

Wireless Telecommunication Services — 7.9%
Nextel Communications, Inc.	3,600		102,312	B
NII Holdings Inc.	3,900		224,250	A,B

			326,562

Utilities — 3.2%
Multi-Utilities and Unregulated Power — 3.2%
The AES Corporation	8,000		131,040	B

Total Common Stock and Equity Interests (Identified Cost — $3,120,283)			4,140,175

Corporate and Other Bonds — 1.9%
Level 3 Communications, Inc., 9.125%, due 5/1/08	$95,000		79,087	A

Total Corporate and Other Bonds (Identified Cost — $65,318)			79,087

Options Purchased — 1.0%
Amazon.com, Inc., Call, January 2007, Strike Price $35	1,000	D	7,600	B
Eastman Kodak Company, Call, January 2007, Strike Price $30	5,000	D	34,000	B

Total Options Purchased (Identified Cost — $43,379)			41,600

	Shares/Par	Value

Repurchase Agreements — 0.8%

Bank of America 2.78%, dated 3/31/05, to be repurchased at $15,489 on 4/1/05 (Collateral: $15,830 Freddie Mac discount notes, due 4/26/05, value $15,799)	$15,488	15,488

Goldman, Sachs & Company 2.83%, dated 3/31/05, to be repurchased at $15,489 on 4/1/05 (Collateral: $15,417 Fannie Mae mortgage- backed securities, 6%, due 10/1/34, value $15,822)	15,487	15,487

Total Repurchase Agreements (Identified Cost — $30,975)		30,975

Total Investments — 104.6% (Identified Cost — $3,259,955)		$4,291,837
Other Assets Less Liabilities — (4.6)%		(188,263)

Net Assets — 100.0%		$4,103,574

Net Asset Value Per Share:
Primary Class	$14.42

Financial Intermediary Class	$14.50

Institutional Class	$14.56

A	Affiliated Company — As defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At March 31, 2005, the total market value of Affiliated Companies was $958,953, and the identified cost was $764,475.

B	Non-income producing.

C	Investment in a limited partnership organized under the laws of the State of Delaware. Each investment is subject to withdrawal restrictions under its partnership agreement, and is illiquid and valued at fair value under procedures adopted by the Board of Directors.

	Acquisition Date	Cost	Value

Arience Capital Partners I, LP	March 2003	$50,000	$64,225
Hygrove Capital Fund	May 2002	15,000	16,881
Omega Capital Partners Limited	June 2002/ August 2004	15,000	21,630

D	Represents actual number of contracts.

Transactions With Affiliated Companies

      An Affiliated Company is a company in which the Fund has ownership of at least 5% of the company’s voting securities. Transactions during the period in securities of companies which are or were affiliated are as follows:

	Affiliate					Dividend/
	Value at	Purchased		Sold		Interest	Value at	Realized
	12/31/04	Cost	Shares	Cost	Shares	Income	3/31/05	Gain/Loss

AmeriCredit Corp.	$268,950	$—	—	$—	—	$—	$257,840	$—
Ask Jeeves, Inc.A	—	72,483	3,000	—	—	—	84,240	—
Fieldstone Investment Corporation	46,006	—	—	—	—	—	38,725	—
Foster Wheeler Ltd.A	—	37,548	2,174	19,436	26,000	3,917	37,826	—
Level 3 Communications, Inc.	223,920	—	—	—	—	—	151,188	2,909
Netflix Inc	86,310	3,284	300	—	—	—	79,205	—
NII Holdings Inc.	185,055	—	—	—	—	—	224,250	—
Syntroleum CorporationA	—	70,000	7,000	—	—	—	85,680	—

	$810,241	$183,315		$19,436		$3,917	$958,954	$2,909

A      This security was purchased during the first quarter of 2005.

Security Valuation

      Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market (“NASDAQ”), which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value. The Fundˆs securities are valued on the basis of available market quotations or, lacking such quotations, at fair value as determined under policies approved by the Board of Directors. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

      Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 — Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 — Exhibits

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Opportunity Trust

By: /s/ Mark R. Fetting

Mark R. Fetting
President, Legg Mason Opportunity Trust
Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Mark R. Fetting

Mark R. Fetting
President, Legg Mason Opportunity Trust
Date: May 27, 2005

By: /s/ Marie K. Karpinski

Marie K. Karpinski
Vice President and Treasurer, Legg Mason Opportunity Trust
Date: May 27, 2005